Equity Investments - Schedule of Equity Method Investments (Details) - board_member	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2022
Arm IOT Fund LP (Taiwan)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.80%
Accelerator Advisory Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	32.10%
HOPU-ARM Holding Company Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	10.00%
Appointments To Board	1
DeepTech Labs Fund 1 LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage	42.90%
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage		10.00%
Fair Value Measured at Net Asset Value Per Share | Acetone Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage	10.00%
Fair Value Measured at Net Asset Value Per Share | Ampere Computing Holdings LLC (“Ampere”)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	6.70%
Fair Value Measured at Net Asset Value Per Share | China Walden Ventures Investments II, L.P. —NAV
Schedule of Equity Method Investments [Line Items]
Ownership percentage	7.50%
Fair Value Measured at Net Asset Value Per Share | China Walden Ventures Investments III, L.P. —NAV
Schedule of Equity Method Investments [Line Items]
Ownership percentage	8.10%
Fair Value Measured at Net Asset Value Per Share | HOPU-ARM Innovation Fund, L.P. —NAV
Schedule of Equity Method Investments [Line Items]
Ownership percentage	5.10%
Fair Value Measured at Net Asset Value Per Share | Catapult Ventures I, L.P. —NAV
Schedule of Equity Method Investments [Line Items]
Ownership percentage	18.10%